Accrued Liabilities	6 Months Ended
Jun. 30, 2019
Accrued Liabilities
Accrued Liabilities

8     Accrued Liabilities

Accrued liabilities consisted of the following (in thousands):

	As of	As of
	June 30, 2019	December 31, 2018
Accrued payroll	$830	$924
Accrued interest	4,896	6,304
Accrued expenses	5,039	4,542
Total	$10,765	$11,770

Accrued expenses mainly consisted of accruals related to the operation of the Company’s fleet and other expenses as of June 30, 2019 and December 31, 2018.